New accounting pronouncements	12 Months Ended
Dec. 31, 2020
New accounting pronouncements
New accounting pronouncements

4      New accounting pronouncements

a) New standards, interpretations and amendments adopted by the Group

The impact of the adoption of the new standards and amendments to standards that became effective as of January 1, 2020 is as follows:

IAS 1 and IAS 8 (amendment)

On October 31, 2018, the IASB issued 'Definition of Material (Amendments to IAS 1 and IAS 8)' to clarify the definition of ‘material’ and to align the definition used in the Conceptual Framework and the standards themselves. There is no material impact of the adoption of this amendment in the financial statements.

IFRS 9, IAS 39 and IFRS 7 (amendment)

On September 26, 2019, the IASB issued 'Interest Rate Benchmark Reform (Amendments to IFRS 9, IAS 39 and IFRS 7). These amendments are part of the first phase of IASB ‘IBOR reform’ project and provide certain reliefs in connection with interest rate benchmark reform. The relief relate to hedge accounting, in terms of: i) risk components; ii) ‘highly probable’ requirement; iii) prospective assessment; iv) retrospective effectiveness test (for IAS 39 adopters); and v) recycling of the cash flow hedging reserve, with the objective that interest rate benchmark reform does not cause hedge accounting to be discontinued. However, any hedge ineffectiveness should continue to be recorded in the income statement. There is no material impact of the adoption of this amendment in the financial statements.

Conceptual framework

Together with the revised 'Conceptual Framework' published in March 2018, the IASB also issued 'Amendments to References to the Conceptual Framework in IFRS Standards'. This amendment includes clarifications as to obscured information, its effect being similar to the omission or distortion of information; and also, clarifications as to the term ‘primary users of general purpose financial statements’, defined as ‘existing or potential investors, lenders and other creditors’ that rely on general purpose financial statements to obtain a significant part of the information that they need. There is no material impact of the adoption of this amendment in the financial statements.

IFRS 3 amendments

On October 22, 2018, the IASB issued 'Definition of a Business (Amendments to IFRS 3). The amendment revises the definition of a business in order to account for business combinations. The new definition requires that an acquisition include an input, as well as a substantial process that significantly contribute to the ability to generate outputs. Outputs are now defined as goods and services rendered to customers, that generate investment income and other income, and exclude returns as lower costs and other economic benefits for shareholders. Optional ‘concentration tests’ for the assessment if one transaction is the acquisition of an asset or a business combination, are allowed. The amendments are effective for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after January 1, 2020. There is no material impact of the adoption of this amendment in the financial statements.

b) Standards issued but not yet effective

The Group has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective. The new and amended standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Group’s financial statements are disclosed below.

Amendment to IFRS 16

On May 28, 2020, the IASB published 'Covid-19-Related Rent Concessions (Amendment to IFRS 16). This amendment introduces a practical expedient for lessees (but not for lessors), which exempts them from assessing whether the rent concessions granted by lessors under COVID-19 are a modification to the lease contract, when three criteria are cumulatively met: i) the change in lease payments results in a revised fee for the lease that is substantially equal to, or less than, the fee immediately prior to the change; ii) any reduction in lease payments only affects payments due on or before June 30, 2021; and iii) there are no substantive changes to other lease terms and conditions. Lessees that choose to apply this practical expedient, recognize the change in rent payments, as variable rents in the period(s) in which the event or condition leading to the payment reduction occurs. This amendment is applicable for annual reporting periods beginning on or after June 1, 2020, with early application permitted. It’s applied retrospectively with the impacts reflected as an adjustment to retained earnings (or another equity component, as appropriate) at the beginning of the annual reporting period in which the lessee applies this amendment for the first time. The Group chose not to perform early application and does not expect to apply this practical expedient.

IBOR reform Phase 2 amendments

On August 27, 2020, the IASB issued 'Interest Rate Benchmark Reform — Phase 2 (Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16)' with amendments that provide temporary relief to address issues that might affect financial reporting after the reform of an interest rate benchmark, including its replacement with alternative benchmark rates. The amendments are effective for annual periods beginning on or after January 1, 2021.

IFRS 3 amendments updating a reference to the Conceptual Framework

On May 14, 2020, the IASB issued 'Reference to the Conceptual Framework (Amendments to IFRS 3)' with amendments to IFRS 3 'Business Combinations' that update an outdated reference in IFRS 3 without significantly changing its requirements. This amendment also clarifies the accounting treatment to be given to contingent liabilities and liabilities under IAS 37 and IFRIC 21, incurred separately versus within a business combination. This amendment is applied prospectively. The amendments are effective for annual reporting periods beginning on or after January 1, 2022.

IAS 37 amendments regarding onerous contracts

On May 14, 2020, the IASB issued 'Onerous Contracts — Cost of Fulfilling a Contract (Amendments to IAS 37)'. This amendment specifies that when assessing whether a contract is onerous or not, only expenses directly related to the performance of the contract, such as incremental costs related to direct labor and materials and the allocation of other expenses directly related to the allocation of depreciation expenses of tangible assets used to carry out the contract, can be considered. This amendment must be applied to contracts that, at the beginning of the first annual reporting period to which the amendment is applied, still include contractual obligations to be satisfied, without restating comparatives. The amendments are effective for annual reporting periods beginning on or after January 1, 2022.

Annual Improvements 2018 - 2020

On May 14, 2020, the IASB issued 'Annual Improvements to IFRS Standards 2018–2020'. The pronouncement contains amendments to four International Financial Reporting Standards (IFRSs) as result of the IASB's annual improvements project. The 2018-2020 annual improvements impact: IFRS 1, IFRS 9, IFRS 16 and IAS 41. The amendments are effective for annual reporting periods beginning on or after January 1, 2022.

IAS 16 amendments regarding proceeds before intended use

On May 14, 2020, the IASB issued 'Property, Plant and Equipment — Proceeds before Intended Use (Amendments to IAS 16)'. This amendment changes the accounting treatment of the proceeds obtained from the sale of products that resulted from the production test phase of property, plant and equipment, prohibiting their deduction to the acquisition cost of assets. The entity shall recognize the cumulative effect of initially applying the amendments as an adjustment to the opening balance of retained earnings (or other component of equity, as appropriate) at the beginning of that earliest period presented. The amendments are effective for annual reporting periods beginning on or after January 1, 2022.

IFRS 17 – Insurance contracts

In May 2017, the IASB issued IFRS 17 Insurance Contracts (IFRS 17), a comprehensive new accounting standard for insurance contracts covering recognition and measurement, presentation and disclosure. Once effective, IFRS 17 will replace IFRS 4 Insurance Contracts (IFRS 4) that was issued in 2005. IFRS 17 applies to all types of insurance contracts (i.e., life, non-life, direct insurance and re-insurance), regardless of the type of entities that issue them, as well as to certain guarantees and financial instruments with discretionary participation features. A few scope exceptions will apply. The overall objective of IFRS 17 is to provide an accounting model for insurance contracts that is more useful and consistent for insurers. In contrast to the requirements in IFRS 4, which are largely based on grandfathering previous local accounting policies, IFRS 17 provides a comprehensive model for insurance contracts, covering all relevant accounting aspects. The core of IFRS 17 is the general model, supplemented by:

•	A specific adaptation for contracts with direct participation features (the variable fee approach)
•	A simplified approach (the premium allocation approach) mainly for short-duration contracts IFRS 17 is effective for reporting periods beginning on or after January 1, 2023, with comparative figures required. Early application is permitted, provided the entity also applies IFRS 9 and IFRS 15 on or before the date it first applies IFRS 17.

IAS 1 amendments on classification

On January 23, 2020, the IASB issued 'Classification of Liabilities as Current or Non-current (Amendments to IAS 1). This amendment intends to clarify that liabilities are classified as either current or non-current balances depending on the rights that an entity has to defer its payment, at the end of each reporting period. The classification of liabilities is not affected by the entity's expectations (the assessment should determine whether a right exists, but should not consider whether or not the entity will exercise that right), or by events occurring after the reporting date, such as the non-compliance of a given “covenant”. Accordingly, covenant compliance will need to be also tested as at year end date regardless of whether the lender tests for compliance at that date or at a later date. This amendment also introduces a new definition of “settlement” of a liability. This amendment is applicable retrospectively. The amendments were originally effective for annual reporting periods beginning on or after January 1, 2022, however, their effective date has been delayed to January 1, 2023.

The group does not expect a material impact upon adoption of any of these standards and is not planning early adoption.